UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

GLOBAL ALL CAP GROWTH AND VALUE FUND

FORM N-Q

JANUARY 31, 2006

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 15.8%
Automobiles - 0.4%
21,300	Honda Motor Co., Ltd., Sponsored ADR	$605,985

Hotels, Restaurants & Leisure - 0.4%
21,030	McDonald’s Corp.	736,260

Household Durables - 0.8%
20,000	Koninklijke Philips Electronics NV, New York Registered Shares	673,400
28,085	Newell Rubbermaid Inc.	663,929

	Total Household Durables	1,337,329

Internet & Catalog Retail - 1.8%
20,500	Amazon.com Inc.*	918,810
37,145	Expedia Inc.*	966,512
34,145	IAC/InterActiveCorp.*	990,888

	Total Internet & Catalog Retail	2,876,210

Media - 9.6%
50,800	Cablevision Systems Corp., New York Group, Class A Shares*	1,249,680
81,400	Comcast Corp., Special Class A Shares*	2,256,408
17,420	Discovery Holding Co., Class A Shares*	264,087
16,500	EchoStar Communications Corp., Class A Shares*	455,400
8,150	Grupo Televisa SA, Sponsored ADR	680,933
4,165	Liberty Global Inc., Series A Shares*	89,131
4,165	Liberty Global Inc., Series C Shares*	84,216
347,700	Liberty Media Corp., Class A Shares*	2,906,772
137,000	News Corp., Class B Shares	2,265,980
164,240	Time Warner Inc.	2,879,127
77,400	Walt Disney Co.	1,958,994
11,410	WPP Group PLC, Sponsored ADR	634,054

	Total Media	15,724,782

Multiline Retail - 0.7%
11,150	J.C. Penney Co. Inc.	622,170
8,250	Target Corp.	451,688

	Total Multiline Retail	1,073,858

Specialty Retail - 2.1%
26,500	Bed Bath & Beyond Inc.*	991,365
51,000	Charming Shoppes Inc.*	620,160
46,295	Home Depot Inc.	1,877,262

	Total Specialty Retail	3,488,787

	TOTAL CONSUMER DISCRETIONARY	25,843,211

CONSUMER STAPLES - 8.6%
Beverages - 2.3%
46,050	Coca-Cola Co.	1,905,549
9,840	Diageo PLC, Sponsored ADR	590,597
22,740	PepsiCo Inc.	1,300,273

	Total Beverages	3,796,419

Food & Staples Retailing - 1.4%
49,790	Kroger Co.*	916,136
36,730	Tesco PLC, Sponsored ADR	632,674
11,950	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	694,594

	Total Food & Staples Retailing	2,243,404

Food Products - 2.2%
30,600	Groupe Danone, Sponsored ADR	687,276
12,530	Nestle SA, Sponsored ADR	918,136
37,500	Sara Lee Corp.	685,500

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Food Products (continued)
21,140	Wm. Wrigley Jr. Co.	$1,352,114

	Total Food Products	3,643,026

Household Products - 1.8%
11,540	Kimberly-Clark Corp.	659,165
40,000	Procter & Gamble Co.	2,369,200

	Total Household Products	3,028,365

Tobacco - 0.9%
19,800	Altria Group Inc.	1,432,332

	TOTAL CONSUMER STAPLES	14,143,546

ENERGY - 7.5%
Energy Equipment & Services - 2.8%
20,000	Grant Prideco Inc.*	1,001,800
11,000	Halliburton Co.	875,050
8,000	Noble Corp.	643,520
44,000	Weatherford International Ltd.*	1,970,320

	Total Energy Equipment & Services	4,490,690

Oil, Gas & Consumable Fuels - 4.7%
14,100	Anadarko Petroleum Corp.	1,520,262
13,350	BP PLC, Sponsored ADR	965,338
7,550	Burlington Resources Inc.	689,013
18,800	Exxon Mobil Corp.	1,179,700
12,550	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	854,781
7,500	Suncor Energy Inc.	600,900
13,790	Total SA, Sponsored ADR	1,907,571

	Total Oil, Gas & Consumable Fuels	7,717,565

	TOTAL ENERGY	12,208,255

FINANCIALS - 15.6%
Capital Markets - 5.0%
6,795	Goldman Sachs Group Inc.	959,794
15,000	Lehman Brothers Holdings Inc.	2,106,750
47,400	Merrill Lynch & Co. Inc.	3,558,318
32,510	Nomura Holdings Inc., Sponsored ADR	634,270
8,650	UBS AG, Registered Shares	941,120

	Total Capital Markets	8,200,252

Commercial Banks - 4.1%
30,460	Bank of America Corp.	1,347,246
9,490	Bank of Ireland, Sponsored ADR	652,438
7,200	HSBC Holdings PLC, Sponsored ADR	598,896
69,730	Mitsubishi UFJ Financial Group Inc., Sponsored ADR	1,007,598
36,000	National Bank of Greece SA, Sponsored ADR	333,360
35,510	United Overseas Bank Ltd., Sponsored ADR	634,741
17,575	Wachovia Corp.	963,637
18,800	Wells Fargo & Co.	1,172,368

	Total Commercial Banks	6,710,284

Consumer Finance - 1.9%
17,840	American Express Co.	935,708
14,950	Capital One Financial Corp.	1,245,335
7,310	ORIX Corp., Sponsored ADR	952,055

	Total Consumer Finance	3,133,098

Diversified Financial Services - 1.0%
17,960	ING Groep NV, Sponsored ADR	642,070
24,500	JPMorgan Chase & Co.	973,875

	Total Diversified Financial Services	1,615,945

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Insurance - 2.8%
42,700	American International Group Inc.	$2,795,142
20,500	AXA, Sponsored ADR	694,335
7,150	Chubb Corp.	674,603
9,180	St. Paul Travelers Cos. Inc.	416,588

	Total Insurance	4,580,668

Thrifts & Mortgage Finance - 0.8%
12,500	Golden West Financial Corp.	882,750
30,000	New York Community Bancorp Inc.	511,800

	Total Thrifts & Mortgage Finance	1,394,550

	TOTAL FINANCIALS	25,634,797

HEALTH CARE - 18.3%
Biotechnology - 8.4%
28,900	Alkermes Inc.*	703,426
32,900	Amgen Inc.*	2,398,081
68,600	Biogen Idec Inc.*	3,069,850
45,200	Chiron Corp.*	2,061,120
15,400	Genentech Inc.*	1,323,168
13,300	Genzyme Corp.*	943,502
34,200	ImClone Systems Inc.*	1,232,226
150,000	Isis Pharmaceuticals Inc.*	811,500
92,998	Millennium Pharmaceuticals Inc.*	961,599
75,000	Nanogen Inc.*	226,500

	Total Biotechnology	13,730,972

Health Care Equipment & Supplies - 0.4%
13,880	Smith & Nephew PLC, Sponsored ADR	694,000

Health Care Providers & Services - 2.5%
53,500	UnitedHealth Group Inc.	3,178,970
12,500	WellPoint Inc.*	960,000

	Total Health Care Providers & Services	4,138,970

Pharmaceuticals - 7.0%
14,000	Abbott Laboratories	604,100
39,000	Forest Laboratories Inc.*	1,804,920
18,170	GlaxoSmithKline PLC, Sponsored ADR	931,031
41,655	Johnson & Johnson	2,396,829
23,950	Novartis AG, Sponsored ADR	1,321,082
11,150	Novo-Nordisk A/S, Sponsored ADR	622,281
110,000	Pfizer Inc.	2,824,800
21,500	Sanofi-Aventis, Sponsored ADR	989,000

	Total Pharmaceuticals	11,494,043

	TOTAL HEALTH CARE	30,057,985

INDUSTRIALS - 6.6%
Aerospace & Defense - 1.7%
10,470	Boeing Co.	715,206
17,400	L-3 Communications Holdings Inc.	1,409,748
16,900	Raytheon Co.	692,393

	Total Aerospace & Defense	2,817,347

Commercial Services & Supplies - 0.4%
11,625	Avery Dennison Corp.	694,478

Industrial Conglomerates - 3.9%
54,680	General Electric Co.	1,790,770
11,960	Hutchison Whampoa Ltd., ADR	609,362
12,500	Textron Inc.	1,055,750
30,000	Tomkins PLC, Sponsored ADR	660,600

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Industrial Conglomerates (continued)
83,250	Tyco International Ltd.	$2,168,662

	Total Industrial Conglomerates	6,285,144

Machinery - 0.6%
33,500	Pall Corp.	964,800

	TOTAL INDUSTRIALS	10,761,769

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 2.7%
75,000	C-COR Inc.*	479,250
103,500	Cisco Systems Inc.*	1,921,995
22,000	Comverse Technology Inc.*	602,580
77,750	Nokia Oyj, Sponsored ADR	1,429,045

	Total Communications Equipment	4,432,870

Computers & Peripherals - 2.6%
46,420	Dell Inc.*	1,360,570
12,160	International Business Machines Corp.	988,608
123,700	Maxtor Corp.*	1,138,040
10,720	SanDisk Corp.*	722,099

	Total Computers & Peripherals	4,209,317

Electronic Equipment & Instruments - 0.6%
17,250	Mettler-Toledo International Inc.*	998,603

Internet Software & Services - 0.5%
25,000	Yahoo! Inc.*	858,500

Office Electronics - 0.6%
15,650	Canon Inc., Sponsored ADR	942,443

Semiconductors & Semiconductor Equipment - 3.5%
23,700	Cree Inc.*	619,281
77,950	Intel Corp.	1,657,996
93,250	Micron Technology Inc.*	1,368,910
72,000	Texas Instruments Inc.	2,104,560

	Total Semiconductors & Semiconductor Equipment	5,750,747

Software - 4.2%
22,500	Advent Software Inc.*	590,850
13,500	Autodesk Inc.	547,965
17,500	Electronic Arts Inc.*	955,150
113,375	Microsoft Corp.	3,191,506
20,420	SAP AG, Sponsored ADR	1,048,976
16,400	Trend Micro Inc., Sponsored ADR*	549,236

	Total Software	6,883,683

	TOTAL INFORMATION TECHNOLOGY	24,076,163

MATERIALS - 2.5%
Chemicals - 1.4%
11,550	Air Products & Chemicals Inc.	712,519
8,480	BASF AG, Sponsored ADR	667,970
18,740	BOC Group PLC, Sponsored ADR	990,971

	Total Chemicals	2,371,460

Construction Materials - 0.6%
31,490	CRH PLC, Sponsored ADR	1,006,421

Metals & Mining - 0.5%
3,590	Rio Tinto PLC, Sponsored ADR	735,986

	TOTAL MATERIALS	4,113,867

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.5%
53,648	AT&T Inc.	1,392,165

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - GLOBAL ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Diversified Telecommunication Services (continued)
24,500	Nippon Telegraph & Telephone Corp., Sponsored ADR	$569,380
13,108	Telefonica SA, Sponsored ADR	599,429

	Total Diversified Telecommunication Services	2,560,974

Wireless Telecommunication Services - 2.3%
14,000	ALLTEL Corp.	840,420
28,850	SK Telecom Co., Ltd., Sponsored ADR	670,186
59,588	Sprint Nextel Corp.	1,363,969
41,100	Vodafone Group PLC, Sponsored ADR	867,621

	Total Wireless Telecommunication Services	3,742,196

	TOTAL TELECOMMUNICATION SERVICES	6,303,170

UTILITIES - 1.5%
Electric Utilities - 0.4%
25,520	Endesa, SA, Sponsored ADR	728,851

Gas Utilities - 0.4%
269,100	Hong Kong & China Gas, Sponsored ADR	587,984

Multi-Utilities - 0.7%
22,850	Sempra Energy	1,097,942

	TOTAL UTILITIES	2,414,777

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $142,308,403)	155,557,540

FACE AMOUNT
SHORT-TERM INVESTMENT - 4.8%
Repurchase Agreement - 4.8%
$7,839,000	Interest in $930,833,000 joint tri-party repurchase agreement dated 1/31/06 with Goldman, Sachs & Co., 4.440% due 2/1/06; Proceeds at maturity - $7,839,967; (Fully collateralized by various U.S. Treasury obligations, 0.875% to 4.250% due 1/15/07 to 4/15/32; Market value - $7,997,095) (Cost - $7,839,000)	7,839,000

	TOTAL INVESTMENTS - 99.7% (Cost - $150,147,403#)	163,396,540
	Other Assets in Excess of Liabilities - 0.3%	431,790

	TOTAL NET ASSETS - 100.0%	$163,828,330

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

Summary of Investments by Country** (unaudited)
United States	76.5%
United Kingdom	5.6%
Japan	3.2%
France	2.6%
Switzerland	2.6%
Bermuda	1.2%
Germany	1.1%
Ireland	1.0%
Finland	0.9%
Mexico	0.8%
Spain	0.8%
Netherlands	0.8%
Hong Kong	0.7%
South Korea	0.4%
Cayman Islands	0.4%
Singapore	0.4%
Denmark	0.4%
Canada	0.4%
Greece	0.2%

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2006 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds - Global All Cap Growth and Value Fund (the “Fund”) is a separate diversified series of Smith Barney Investment Funds Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,216,587
Gross unrealized depreciation	(12,967,450)

Net unrealized appreciation	$13,249,137

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 3, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 3, 2006